UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

        /s/ Jeffrey H. Aronson       New York, NY          5/14/10
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             3
                                               -------------

Form 13F Information Table Entry Total:        1
                                               -------------

Form 13F Information Table Value Total:       $1,210
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number                Name


      4           028-13861              Centerbridge Partners Holdings, LLC
      5           028-13858              Jeffrey H. Aronson
      6           028-13857              Mark T. Gallogly


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                                                 FORM13FINFORMATIONTABLE

   COLUMN 1            COLUMN 2    COLUMN3    COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7    COLUMN 8

                        TITLE                  VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS    SOLE    SHARED   NONE
--------------------   --------   ---------   --------   -------   ---   ----    ----------    --------   ------   ------   ----
PENN NATL GAMING INC   COM        707569109    1,210      44,514    SH            DEFINED       4,5,6     44,514


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